Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2015		2014		2013
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$21,086.5	$20,454.1	$18,914.8	$18,648.4	$17,562.8	$17,317.9
Ceded:
Regulated Plans	(358.0)	(362.6)	(251.9)	(241.4)	(216.2)	(205.4)
Non-Regulated Plans	(164.5)	(192.4)	(8.3)	(8.5)	(6.9)	(9.1)
Total Ceded	(522.5)	(555.0)	(260.2)	(249.9)	(223.1)	(214.5)
Net premiums	$20,564.0	$19,899.1	$18,654.6	$18,398.5	$17,339.7	$17,103.4

Prepaid Reinsurance Premiums and Reinsurance Recoverables

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2015		2014		2015		2014
Regulated Plans:
MCCA	$31.4	16%	$32.8	38%	$1,217.6	82%	$1,018.8	83%
CAIP	37.1	19	26.5	31	134.0	9	110.1	9
NCRF	25.6	13	21.9	26	56.7	4	51.1	4
NFIP	45.0	22	0	0	10.4	1	0	0
Other	0	0	0	0	2.8	0	2.0	0
Total Regulated Plans	139.1	70	81.2	95	1,421.5	96	1,182.0	96
Non-Regulated Plans:
Property	52.6	26	0	0	35.5	2	0	0
Other	7.6	4	4.1	5	31.8	2	49.9	4
Total Non-Regulated Plans	60.2	30	4.1	5	67.3	4	49.9	4
Total	$199.3	100%	$85.3	100%	$1,488.8	100%	$1,231.9	100%